UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        05/12/2008

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    54
Form 13F Information Table Value Total:    94,381,000

List of Other Included Managers:
None

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                                                     FORM 13F INFORMATION TABLE

                        TITLE OF               VALUE                     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER          CLASS   CUSIP         x$1000    SHARES       SH  CALL  DSCRETN  MGRS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------
ABB Ltd. ADR		ORD	375204		324	12,037.51003 SH	SOLE		N/A	SOLE
Abbott Laboratories	COM	2824100		1117	20,257.00000 SH	SOLE		N/A	SOLE
Allianz SE ADR		ORD	18805101	263	13,409.46499 SH	SOLE		N/A	SOLE
AT&T			COM	1957109		691	18,050.76274 SH	SOLE		N/A	SOLE
CB Richard Ellis Group	COM	12497T101	226	10,455.17035 SH	SOLE		N/A	SOLE
Chunghwa Telecom Compa	ORD	17133Q205	368	14,149.92592 SH	SOLE		N/A	SOLE
Claymore/SWM Canadian 	COM	18383Q606	256	10,108.92822 SH	SOLE		N/A	SOLE
Coca-Cola Co.		COM	191216100	699	11,494.77254 SH	SOLE		N/A	SOLE
Commercial Metals Co.	COM	201723103	452	15,109.54969 SH	SOLE		N/A	SOLE
Compania Anonima Nacio	COM	204421101	219	14,894.96755 SH	SOLE		N/A	SOLE
Consumer Staples Selec	COM	81369Y308	395	14,208.40909 SH	SOLE		N/A	SOLE
Elizabeth Arden		COM	28660G106	220	11,069.84118 SH	SOLE		N/A	SOLE
Exxon Mobil Corp.	COM	30231G102	1813	21,443.86809 SH	SOLE		N/A	SOLE
Gartner Group Inc. Cl 	COM	464288752	217	10,818.52625 SH	SOLE		N/A	SOLE
General Electric	COM	369604103	920	24,872.00000 SH	SOLE		N/A	SOLE
Gerdau AmeriSteel Corp	COM	37373P105	340	24,143.86706 SH	SOLE		N/A	SOLE
Helmerich & Payne, Inc	COM	423452101	609	13,010.11411 SH	SOLE		N/A	SOLE
iShares Cohen & Steers	COM	464287564	1022	12,715.65802 SH	SOLE		N/A	SOLE
iShares Dow Jones US R	COM	464287739	913	14,037.31096 SH	SOLE		N/A	SOLE
iShares iBoxx$ Corp Bd	COM	464287242	5826	55,381.36458 SH	SOLE		N/A	SOLE
Ishares Lehman 1-3 Yea	COM	464287457	16401	194,701.3156 SH	SOLE		N/A	SOLE
Ishares Lehman 20 Year	COM	464287432	2082	21,722.75307 SH	SOLE		N/A	SOLE
Ishares Lehman 7-10 Ye	COM	464287440	4331	47,239.26777 SH	SOLE		N/A	SOLE
iShares Lehman TIPS Bo	COM	464287176	2344	21,336.07889 SH	SOLE		N/A	SOLE
iShares MSCI Belgium I	COM	464286301	260	10,990.91015 SH	SOLE		N/A	SOLE
iShares MSCI Canada In	COM	464286509	498	16,430.23062 SH	SOLE		N/A	SOLE
iShares MSCI EAFE Inde	COM	464287465	8941	124,353.9994 SH	SOLE		N/A	SOLE
iShares MSCI Malaysia 	COM	464286830	486	41,022.87521 SH	SOLE		N/A	SOLE
iShares MSCI Taiwan In	COM	464286731	277	17,506.14812 SH	SOLE		N/A	SOLE
iShares Russell 1000 G	COM	464287614	3002	55,152.75324 SH	SOLE		N/A	SOLE
iShares Russell 1000 V	COM	464287598	2170	29,545.18419 SH	SOLE		N/A	SOLE
iShares Russell 2000 G	COM	464287648	2374	32,781.13315 SH	SOLE		N/A	SOLE
iShares Russell 2000 V	COM	464287630	1314	20,044.30266 SH	SOLE		N/A	SOLE
iShares S&P 500/BARRA 	COM	464287309	2691	42,922.97265 SH	SOLE		N/A	SOLE
iShares S&P 500/BARRA 	COM	464287408	2141	30,927.74983 SH	SOLE		N/A	SOLE
iShares S&P MidCap 400	COM	464287606	3293	40,405.19519 SH	SOLE		N/A	SOLE
iShares S&P MidCap 400	COM	464287705	3537	48,432.33468 SH	SOLE		N/A	SOLE
iShares S&P SmallCap 6	COM	464287879	1673	25,575.23106 SH	SOLE		N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	2461	19,907.99247 SH	SOLE		N/A	SOLE
Ishares Tr Lehman Agg 	COM	464287226	9996	97,354.25858 SH	SOLE		N/A	SOLE
Ishares Tr Msci Emerg 	COM	464287234	1623	12,079.86513 SH	SOLE		N/A	SOLE
Market Vectors - Russi	COM	57060U506	485	10,441.24093 SH	SOLE		N/A	SOLE
Market Vectors ETF Tru	COM	57060U100	677	14,199.71432 SH	SOLE		N/A	SOLE
Metalico Inc.		COM	591176102	313	31,985.94213 SH	SOLE		N/A	SOLE
PowerShares HY Div Ach	COM	73935X302	361	30,337.37598 SH	SOLE		N/A	SOLE
Quintana Maritime	COM	Y7169G109	303	12,820.37673 SH	SOLE		N/A	SOLE
RPM International	COM	749685103	240	11,496.50753 SH	SOLE		N/A	SOLE
Tele Norte Leste Parti	ORD	879246106	339	12,774.14793 SH	SOLE		N/A	SOLE
Ternium SA ADR		ORD	881694103	382	10,663.36987 SH	SOLE		N/A	SOLE
UGI Corp.		COM	902681105	262	10,548.70307 SH	SOLE		N/A	SOLE
Unilever NV		COM	904784709	636	18,868.95193 SH	SOLE		N/A	SOLE
Utilities Select Secto	COM	81369Y886	569	15,001.62470 SH	SOLE		N/A	SOLE
Wal-Mart Stores		COM	931142103	704	13,370.00000 SH	SOLE		N/A	SOLE
Western Digital		COM	958102105	325	12,041.34649 SH	SOLE		N/A	SOLE
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